CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS - Summary of Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Contract liabilities, Current
Deferred revenues	$ 4,151	$ 4,004
Advances from customers	68	78
Total	4,219	4,082
Contract liabilities, Long-term
Deferred revenues	121	61
Total Contract liabilities	$ 4,340	$ 4,143